Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	OBE
Entity Registrant Name	OBSIDIAN ENERGY LTD.
Entity Central Index Key	0001334388
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Stock
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	73,011,488